Summary of Derivative Instruments (Detail) $ in Thousands	Mar. 31, 2021 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,230,750
Designated | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	708,250
Not designated as hedges | Interest rate swaps | Amortizing
Derivative [Line Items]
Notional amounts	452,500
Not designated as hedges | Interest rate cap | Amortizing
Derivative [Line Items]
Notional amounts	$ 70,000